Document and Entity Information	Aug. 28, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2025
Entity Registrant Name	Armada Acquisition Corp. II
Entity Incorporation State Country Code	E9
Entity File Number	001-42661
Entity Tax Identification Number	98-1815892
Entity Address Address Line 1	382 NE 191st St
Entity Address Address Line 2	Suite 52895
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33179-52895
City Area Code	786
Local Phone Number	548-1886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002044009
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1760 Market Street
Entity Address Address Line 2	Suite 602
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	AACIW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AACI
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	AACIU
Security Exchange Name	NASDAQ